July 14, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Request for Acceleration

            Wells Fargo Variable Trust (the “Trust”)

            File Nos. 33-74283 and 811-09255

Dear Sir/Madam:

As we discussed with Ms. Michele Roberts of the staff during a telephonic conversation of June 14, 2010, in connection with the registration of the Trust under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of securities by it under the Securities Act of 1933 (the “1933 Act”), pursuant to 17 C.F.R. 230.485(a), we are transmitting herewith for re-filing Post-Effective Amendment No. 26 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 28 under the 1940 Act on Form N-1A (“Post-Effective Amendment No. 26”), which contains changes in response to comments from the staff and other non-material changes.

The present Post-Effective Amendment No. 28 is being filed pursuant Rule 485(a) under the 1933 Act in order to register three new series of the Trust (both Class 1 and Class 2 share class for two of the new series and Class 2 only for the third other new series) and to establish a new Class 1 share class for the Wells Fargo Advantage VT International Core Fund (renamed as the VT International Equity Fund), the Wells Fargo Advantage VT Small Cap Growth and for the Wells Fargo VT Small Cap Value Fund, all existing Funds. This is the same purpose which we presented for our initial filing of Post Effective Amendment No. 26 on April 30, 2010, prior to our subsequent revisions in response to your comments and other non-material revisions.

Also, as we previously stated in our correspondence of April 30, 2010, the reasons that the new series and new classes being registered pursuant to Rule 485(a) under the 1933 Act already have assigned EDGAR series and class identifiers are as follows:

1.  The three new series of the Trust and their classes, as well as the new Class 1 share classes of the Wells Fargo Advantage VT International Equity Fund, the Wells Fargo Advantage VT Small Cap Growth and for the Wells Fargo VT Small Cap Value Fund, were created to initially receive assets of corresponding Evergreen funds and classes at the closing of the proposed reorganization of such funds on or about July 19, 2010.

2.  Separate registration statements on Form N-14 in reliance on Rule 488 under the 1933 Act were filed with the Commission to register such shares that would be issued at closing.  In that connection, the Trust also made filings with the Commission on April 26, 2010 that were submitted for the sole purpose of requesting and obtaining new EDGAR series and class identifiers.

3.  The filing transmitted hereby would register the new series and classes in a post-effective amendment to the Trust’s registration statement on Form N-1A.

Request for Acceleration

Furthermore, pursuant to Rule 461 under the Securities Act of 1933 (the “1933 Act”), the Trust,, as undersigned registrant, and its distributor of shares of beneficial interest, Wells Fargo Funds Distributor, LLC., hereby request that Post-Effective Amendment No. 28 as filed herewith on July 14, 2010, incorporating the staff’s comments set forth in this letter, be declared effective on July 19, 2010, or as soon as possible thereafter.

If you have any questions or require additional information about either of these requests, please contact Lawrence S. Hing at (415) 947-4805.

WELLS FARGO VARIABLE TRUST

By:  /s/ C. David Messman

C. David Messman

Secretary

WELLS FARGO FUNDS DISTRIBUTOR, INC.

By:  /s/ Cara Peck__________________

Cara Peck

President & Secretary

cc:        Michelle Roberts, Esq.,

            Division of Investment Management